UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22649

iShares U.S. ETF Trust
(Exact name of registrant as specified in charter)
c/o: JPMorgan Chase & Co.
383 Madison Avenue, New York, NY		10179
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	January 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
JANUARY 31, 2023
2023 Semi-Annual Report
(Unaudited)
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
iShares Semi-Annual Report To Shareholders

iShares
®
U.S. Consumer Focused ETF
Investment Objective
The iShares U.S. Consumer Focused ETF (the “Fund”) (formerly the iShares Evolved U.S. Discretionary Spending ETF) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of consumer spending revenues and consumer goods and service production in the U.S. relative to the proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.91% (9.55)% 11.39% (9.55)% 69.09%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.75 (9.66) 11.35 (9.66) 68.81
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03 (8.42) 9.97 (8.42) 58.65
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,019.10 $ 0.92 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Specialty Retail ................................... 34.6%
Food & Staples Retailing ............................. 18.9
Hotels, Restaurants & Leisure ......................... 12.1
Internet & Direct Marketing Retail ....................... 10.2
Multiline Retail .................................... 8.3
Textiles, Apparel & Luxury Goods ....................... 5.6
IT Services ...................................... 2.9
Commercial Services & Supplies ....................... 1.2
Other (each representing less than 1%) ................... 6.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Home Depot, Inc. (The) ............................. 11.8%
Amazon.com, Inc. ................................. 8.9
Costco Wholesale Corp. ............................. 8.0
Walmart, Inc. ..................................... 7.4
Lowe's Cos., Inc. .................................. 4.9
TJX Cos., Inc. (The) ................................ 3.9
Target Corp. ..................................... 3.4
Dollar General Corp. ............................... 2.5
NIKE, Inc., Class B ................................ 2.2
Ross Stores, Inc. .................................. 2.0
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2023

Fund Summary
iShares
®
U.S. Tech Independence Focused ETF
Investment Objective
The iShares U.S. Tech Independence Focused ETF (the “Fund”) (formerly the iShares Evolved U.S. Technology ETF) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system. The Fund is an actively managed exchange-
traded fund that does not seek to replicate the performance of a specified index.
Performance
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.16)% (20.86)% 13.50% (20.86)% 85.23%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.22) (20.85) 13.47 (20.85) 85.02
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03 (8.42) 9.97 (8.42) 58.65
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 938.40 $ 0.88 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 32.4%
Semiconductors & Semiconductor Equipment ............... 17.6
IT Services ...................................... 15.3
Internet & Direct Marketing Retail ....................... 6.1
Aerospace & Defense ............................... 5.6
Communications Equipment .......................... 4.9
Capital Markets ................................... 3.6
Interactive Media & Services .......................... 3.5
Technology Hardware, Storage & Peripherals ............... 2.9
Professional Services ............................... 2.0
Electronic Equipment, Instruments & Components ............ 1.3
Other (each representing less than 1%) ................... 4.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 14.4%
Broadcom, Inc. ................................... 10.6
Oracle Corp. ..................................... 6.6
Amazon.com, Inc. ................................. 5.8
Accenture plc, Class A .............................. 5.5
Salesforce, Inc. ................................... 3.2
Boeing Co. (The) .................................. 2.9
Cisco Systems, Inc. ................................ 2.7
Lockheed Martin Corp. .............................. 2.5
International Business Machines Corp. ................... 2.3
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report to Shareholders

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.2%
FedEx Corp. ...................... 105 $ 20,355
United Parcel Service, Inc., Class B ...... 77 14,263
34,618
Beverages — 0.5%
Brown-Forman Corp., Class B, NVS ...... 151 10,054
Constellation Brands, Inc., Class A ....... 225 52,092
62,146
Building Products — 0.2%
Fortune Brands Innovations, Inc. ........ 134 8,644
Masco Corp. ...................... 295 15,694
Masterbrand, Inc.
(a)
................. 134 1,233
25,571
Chemicals — 0.1%
Valvoline, Inc. ..................... 323 11,841
Commercial Services & Supplies — 1.2%
Cintas Corp. ...................... 201 89,192
Copart , Inc.
(a)
..................... 564 37,568
Driven Brands Holdings, Inc.
(a)
.......... 255 7,443
IAA, Inc.
(a)
........................ 258 10,766
Rollins, Inc. ....................... 510 18,564
163,533
Consumer Finance — 0.1%
FirstCash Holdings, Inc. .............. 100 9,218
Distributors — 0.5%
Genuine Parts Co. .................. 235 39,438
Pool Corp. ....................... 82 31,620
71,058
Diversified Consumer Services — 0.2%
H&R Block, Inc. .................... 403 15,709
Service Corp. International ............ 175 12,976
28,685
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 235 18,915
Equity Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc. ............ 560 10,556
Invitation Homes, Inc. ................ 922 29,965
40,521
Food & Staples Retailing — 18.8%
Albertsons Cos., Inc., Class A .......... 803 17,024
BJ's Wholesale Club Holdings, Inc.
(a)
...... 774 56,092
Casey's General Stores, Inc. ........... 190 44,823
Costco Wholesale Corp. .............. 2,130 1,088,728
Grocery Outlet Holding Corp.
(a)
.......... 509 15,468
Kroger Co. (The) ................... 3,049 136,077
Performance Food Group Co.
(a)
......... 434 26,613
Sprouts Farmers Market, Inc.
(a)
.......... 562 17,956
Sysco Corp. ...................... 700 54,222
United Natural Foods, Inc.
(a)
............ 171 7,117
US Foods Holding Corp.
(a)
............. 627 23,907
Walgreens Boots Alliance, Inc. .......... 1,820 67,085
Walmart, Inc. ...................... 6,955 1,000,616
2,555,728
Food Products — 0.2%
Flowers Foods, Inc. ................. 544 15,064
Freshpet , Inc.
(a)
.................... 119 7,536
Security
Shares
Shares Value
Food Products (continued)
Lancaster Colony Corp. .............. 52 $ 9,979
32,579
Health Care Providers & Services — 0.1%
McKesson Corp. ................... 56 21,206
Hotels, Restaurants & Leisure — 12.1%
Airbnb, Inc., Class A
(a)
................ 388 43,111
Aramark ......................... 565 25,160
Bloomin ' Brands, Inc. ................ 367 8,900
Boyd Gaming Corp. ................. 198 12,337
Brinker International, Inc.
(a)
............ 248 9,786
Caesars Entertainment, Inc.
(a)
.......... 405 21,084
Cheesecake Factory, Inc. (The) ......... 211 8,282
Chipotle Mexican Grill, Inc.
(a)
........... 133 218,969
Choice Hotels International, Inc. ......... 112 13,764
Churchill Downs, Inc. ................ 74 18,359
Cracker Barrel Old Country Store, Inc. ..... 119 13,278
Darden Restaurants, Inc. ............. 592 87,598
Dave & Buster's Entertainment, Inc.
(a)
..... 218 9,450
Domino's Pizza, Inc. ................. 164 57,892
DraftKings , Inc., Class A
(a)
............. 883 13,236
Expedia Group, Inc.
(a)
................ 231 26,403
Hilton Grand Vacations, Inc.
(a)(b)
......... 182 8,620
Hilton Worldwide Holdings, Inc. ......... 811 117,668
Hyatt Hotels Corp., Class A
(a)
........... 100 10,912
Marriott International, Inc., Class A ....... 632 110,082
Marriott Vacations Worldwide Corp. ....... 81 12,963
McDonald's Corp. .................. 698 186,645
MGM Resorts International ............ 571 23,645
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 816 12,411
Papa John's International, Inc. .......... 228 20,449
Penn Entertainment, Inc.
(a)(b)
........... 297 10,529
Planet Fitness, Inc., Class A
(a)
.......... 470 39,786
Royal Caribbean Cruises Ltd.
(a)
......... 215 13,962
Starbucks Corp. .................... 2,370 258,662
Texas Roadhouse, Inc. ............... 331 33,242
Travel + Leisure Co. ................. 214 9,067
Vail Resorts, Inc. ................... 111 29,120
Wendy's Co. (The) .................. 638 14,227
Wingstop , Inc. ..................... 159 25,197
Wyndham Hotels & Resorts, Inc. ........ 275 21,315
Yum! Brands, Inc. .................. 742 96,839
1,642,950
Household Durables — 0.3%
DR Horton, Inc. .................... 139 13,718
Tempur Sealy International, Inc. ......... 412 16,789
Toll Brothers, Inc. ................... 165 9,816
40,323
Household Products — 0.8%
Clorox Co. (The) ................... 140 20,257
Colgate-Palmolive Co. ............... 297 22,135
Procter & Gamble Co. (The) ........... 457 65,068
107,460
Interactive Media & Services — 0.2%
(a)
Match Group, Inc. .................. 164 8,876
Pinterest, Inc., Class A ............... 748 19,665
28,541
Internet & Direct Marketing Retail — 10.1%
Amazon.com, Inc.
(a)
................. 11,728 1,209,509
Chewy, Inc., Class A
(a)(b)
.............. 176 7,931
Coupang , Inc.
(a)(b)
................... 1,873 31,635
DoorDash , Inc., Class A
(a)
............. 968 56,067

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
eBay, Inc. ........................ 542 $ 26,829
Etsy, Inc.
(a)
....................... 199 27,378
Wayfair, Inc., Class A
(a)(b)
.............. 349 21,114
1,380,463
IT Services — 2.9%
Accenture plc, Class A ............... 66 18,417
Block, Inc., Class A
(a)(b)
............... 1,042 85,152
GoDaddy , Inc., Class A
(a)
.............. 163 13,387
Mastercard , Inc., Class A .............. 199 73,750
PayPal Holdings, Inc.
(a)
............... 802 65,355
Toast, Inc., Class A
(a)(b)
............... 610 13,609
Visa, Inc., Class A .................. 557 128,227
397,897
Leisure Products — 0.1%
YETI Holdings, Inc.
(a)
................ 225 10,071
Machinery — 0.2%
Parker-Hannifin Corp. ................ 94 30,644
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ...... 384 14,001
Multiline Retail — 8.3%
Dillard's, Inc., Class A ................ 27 10,619
Dollar General Corp. ................ 1,475 344,560
Dollar Tree, Inc.
(a)
................... 1,448 217,461
Kohl's Corp. ...................... 784 25,378
Macy's, Inc. ...................... 1,405 33,200
Nordstrom, Inc. .................... 648 12,662
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 419 22,945
Target Corp. ...................... 2,687 462,540
1,129,365
Oil, Gas & Consumable Fuels — 0.1%
Texas Pacific Land Corp. .............. 4 7,983
Personal Products — 0.1%
Coty, Inc., Class A
(a)(b)
................ 1,220 12,151
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C, NVS
(a)
....... 286 12,644
Road & Rail — 0.8%
(a)
Avis Budget Group, Inc. .............. 36 7,201
Lyft, Inc., Class A ................... 754 12,253
Uber Technologies, Inc. ............... 2,713 83,913
103,367
Specialty Retail — 34.4%
Academy Sports & Outdoors, Inc. ........ 551 32,189
Advance Auto Parts, Inc. .............. 330 50,252
American Eagle Outfitters, Inc. .......... 848 13,687
Asbury Automotive Group, Inc.
(a)
......... 49 10,780
AutoNation, Inc.
(a)
................... 101 12,799
AutoZone, Inc.
(a)
................... 100 243,885
Bath & Body Works, Inc. .............. 1,053 48,449
Best Buy Co., Inc. .................. 552 48,973
Boot Barn Holdings, Inc.
(a)
............. 157 13,108
Burlington Stores, Inc.
(a)
.............. 449 103,194
CarMax, Inc.
(a)(b)
.................... 649 45,722
Dick's Sporting Goods, Inc. ............ 385 50,343
Five Below, Inc.
(a)
................... 378 74,515
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 570 51,739
Security
Shares
Shares Value
Specialty Retail (continued)
Foot Locker, Inc. ................... 386 $ 16,795
GameStop Corp., Class A
(a)(b)
........... 842 18,415
Gap, Inc. (The) .................... 1,355 18,387
Home Depot, Inc. (The) .............. 4,942 1,602,048
Leslie's, Inc.
(a)
..................... 621 9,619
Lithia Motors, Inc. .................. 79 20,793
Lowe's Cos., Inc. ................... 3,186 663,484
Murphy USA, Inc. .................. 72 19,586
National Vision Holdings, Inc.
(a)
......... 311 12,782
O'Reilly Automotive, Inc.
(a)
............. 297 235,328
RH
(a)
........................... 112 34,943
Ross Stores, Inc. ................... 2,245 265,337
Signet Jewelers Ltd. ................. 205 15,746
TJX Cos., Inc. (The) ................. 6,486 530,944
Tractor Supply Co. .................. 685 156,173
Ulta Beauty, Inc.
(a)
.................. 346 177,830
Urban Outfitters, Inc.
(a)(b)
.............. 347 9,504
Victoria's Secret & Co.
(a)
.............. 362 15,258
Williams-Sonoma, Inc. ............... 418 56,405
4,679,012
Textiles, Apparel & Luxury Goods — 5.6%
Capri Holdings Ltd.
(a)
................ 601 39,961
Carter's, Inc. ...................... 222 18,508
Columbia Sportswear Co. ............. 98 9,398
Crocs, Inc.
(a)
...................... 247 30,077
Deckers Outdoor Corp.
(a)
.............. 99 42,321
Kontoor Brands, Inc. ................. 263 12,561
Lululemon Athletica , Inc.
(a)
............. 618 189,652
NIKE, Inc., Class B ................. 2,343 298,334
Oxford Industries, Inc. ............... 79 9,260
Ralph Lauren Corp. ................. 112 13,871
Skechers USA, Inc., Class A
(a)
.......... 326 15,697
Steven Madden Ltd. ................. 353 12,655
Tapestry, Inc. ...................... 804 36,638
VF Corp. ........................ 880 27,227
756,160
Trading Companies & Distributors — 0.8%
Fastenal Co. ...................... 925 46,759
MSC Industrial Direct Co., Inc., Class A .... 90 7,443
SiteOne Landscape Supply, Inc.
(a)(b)
....... 101 15,302
WW Grainger, Inc. .................. 66 38,906
108,410
Total Long-Term Investments — 99.5%
(Cost: $13,534,792) .............................. 13,537,061
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 325,746 325,941
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 67,615 67,615
Total Short-Term Securities — 2.9%
(Cost: $393,424) ................................ 393,556
Total Investments — 102.4%
(Cost: $13,928,216 ) .............................. 13,930,617
Liabilities in Excess of Other Assets — (2.4)% ............ (320,849)
Net Assets — 100.0% ..............................
$ 13,609,768
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 298,302 $ 26,582
(a)
$ — $ 972 $ 85 $ 325,941 325,746 $ 2,292
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,000 7,615
(a)
— — — 67,615 67,615 1,648 —
$ 972 85 $ 393,556 $ 3,940 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,537,061 $ — $ — $ 13,537,061
Short-Term Securities
Money Market Funds ...................................... 393,556 — — 393,556
$ 13,930,617 $ — $ — $ 13,930,617

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.6%
Boeing Co. (The)
(a)
.................. 16,283 $ 3,468,279
General Dynamics Corp. .............. 759 176,892
Lockheed Martin Corp. ............... 6,606 3,060,296
Mercury Systems, Inc.
(a)(b)
............. 1,731 86,524
6,791,991
Building Products — 0.2%
Allegion plc ....................... 847 99,565
Fortune Brands Innovations, Inc. ........ 1,794 115,731
Masterbrand, Inc.
(a)
................. 1,794 16,505
231,801
Capital Markets — 3.5%
CBOE Global Markets, Inc. ............ 639 78,520
CME Group, Inc. ................... 2,092 369,573
Coinbase Global, Inc., Class A
(a)(b)
........ 5,094 297,897
FactSet Research Systems, Inc. ......... 237 100,237
Intercontinental Exchange, Inc. ......... 20,118 2,163,691
LPL Financial Holdings, Inc. ............ 402 95,322
Moody's Corp. ..................... 1,482 478,315
Morningstar, Inc. ................... 378 91,809
MSCI, Inc. ....................... 393 208,903
Nasdaq, Inc. ...................... 2,129 128,145
S&P Global, Inc. ................... 748 280,455
4,292,867
Commercial Services & Supplies — 0.2%
Tetra Tech, Inc. .................... 1,774 275,892
Communications Equipment — 4.8%
Arista Networks, Inc.
(a)
............... 1,537 193,693
Cisco Systems, Inc. ................. 67,748 3,297,295
Juniper Networks, Inc. ............... 3,137 101,325
Motorola Solutions, Inc. .............. 8,844 2,272,996
5,865,309
Construction & Engineering — 0.2%
Ameresco , Inc., Class A
(a)(b)
............ 2,862 184,513
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 1,820 99,663
Electrical Equipment — 0.2%
Rockwell Automation, Inc. ............. 503 141,861
Vertiv Holdings Co. ................. 6,408 91,122
232,983
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ....................... 5,430 1,064,443
Keysight Technologies, Inc.
(a)
........... 2,224 398,874
Trimble, Inc.
(a)
..................... 2,793 162,162
1,625,479
Entertainment — 0.3%
Activision Blizzard, Inc. ............... 1,318 100,919
Electronic Arts, Inc. ................. 2,066 265,853
366,772
Equity Real Estate Investment Trusts (REITs) — 0.8%
Digital Realty Trust, Inc. .............. 978 112,098
Equinix , Inc. ...................... 875 645,864
Iron Mountain, Inc. .................. 3,082 168,216
926,178
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 902 153,836
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.4%
(a)
Airbnb, Inc., Class A ................. 1,835 $ 203,887
Booking Holdings, Inc. ............... 122 296,960
500,847
Insurance — 0.6%
Aon plc, Class A ................... 596 189,933
Marsh & McLennan Cos., Inc. .......... 2,049 358,391
Willis Towers Watson plc .............. 492 125,061
673,385
Interactive Media & Services — 3.5%
(a)
Alphabet, Inc., Class A ............... 16,099 1,591,225
Alphabet, Inc., Class C, NVS ........... 14,055 1,403,673
Meta Platforms, Inc., Class A ........... 5,507 820,378
Snap, Inc., Class A, NVS .............. 28,837 333,356
ZoomInfo Technologies, Inc. ........... 3,709 104,705
4,253,337
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.
(a)
................. 67,816 6,993,865
Coupang , Inc.
(a)
.................... 4,562 77,052
DoorDash , Inc., Class A
(a)
............. 2,437 141,151
eBay, Inc. ........................ 4,208 208,296
7,420,364
IT Services — 15.2%
Accenture plc, Class A ............... 23,774 6,634,135
Akamai Technologies, Inc.
(a)
............ 3,083 274,233
Automatic Data Processing, Inc. ......... 4,684 1,057,694
Block, Inc., Class A
(a)
................ 3,198 261,340
Broadridge Financial Solutions, Inc. ...... 641 96,381
Cloudflare , Inc., Class A
(a)(b)
............ 8,830 467,195
Cognizant Technology Solutions Corp., Class A 3,813 254,518
DXC Technology Co.
(a)
............... 4,170 119,804
EPAM Systems, Inc.
(a)
................ 226 75,179
Fidelity National Information Services, Inc. .. 7,580 568,803
Fiserv, Inc.
(a)
...................... 9,409 1,003,752
FleetCor Technologies, Inc.
(a)
........... 1,642 342,866
Gartner, Inc.
(a)
..................... 2,005 677,971
Genpact Ltd. ...................... 2,637 124,677
Global Payments, Inc. ............... 3,142 354,166
International Business Machines Corp. .... 20,981 2,826,770
Jack Henry & Associates, Inc. .......... 1,811 326,143
Mastercard , Inc., Class A .............. 1,143 423,596
Maximus, Inc. ..................... 1,209 90,494
Paychex, Inc. ..................... 2,617 303,206
PayPal Holdings, Inc.
(a)
............... 5,054 411,850
Snowflake, Inc., Class A
(a)
............. 2,054 321,328
SS&C Technologies Holdings, Inc. ....... 1,624 98,008
VeriSign, Inc.
(a)
.................... 3,058 666,797
Visa, Inc., Class A .................. 2,903 668,300
18,449,206
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 1,312 199,529
Charles River Laboratories International, Inc.
(a)
387 94,138
Illumina, Inc.
(a)
..................... 692 148,226
IQVIA Holdings, Inc.
(a)
................ 1,223 280,569
722,462
Machinery — 0.2%
Parker-Hannifin Corp. ................ 844 275,144
Media — 0.6%
Interpublic Group of Cos., Inc. (The) ...... 7,413 270,278
Omnicom Group, Inc. ................ 3,535 303,975

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Trade Desk, Inc. (The), Class A
(a)(b)
....... 3,983 $ 201,938
776,191
Professional Services — 2.0%
ASGN, Inc.
(a)
...................... 1,684 153,160
Booz Allen Hamilton Holding Corp. ....... 2,613 247,294
CACI International, Inc., Class A
(a)
....... 599 184,546
CoStar Group, Inc.
(a)
................. 6,182 481,578
Equifax, Inc. ...................... 1,672 371,518
Exponent, Inc. ..................... 822 84,288
FTI Consulting, Inc.
(a)
................ 536 85,503
Jacobs Solutions, Inc. ................ 815 100,693
Science Applications International Corp. ... 802 83,232
TransUnion ....................... 3,436 246,533
Verisk Analytics, Inc. ................. 2,203 400,483
2,438,828
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.
(a)
............. 485 89,662
Road & Rail — 0.2%
Uber Technologies, Inc.
(a)
............. 6,063 187,529
Semiconductors & Semiconductor Equipment — 17.5%
Advanced Micro Devices, Inc.
(a)
......... 6,186 464,878
Applied Materials, Inc. ............... 1,587 176,935
Broadcom, Inc. .................... 21,861 12,788,904
Enphase Energy, Inc.
(a)
............... 674 149,210
Intel Corp. ....................... 33,531 947,586
KLA Corp. ........................ 505 198,202
Lam Research Corp. ................ 416 208,042
Marvell Technology, Inc. .............. 26,121 1,127,121
Microchip Technology, Inc. ............. 6,557 508,954
Micron Technology, Inc. ............... 4,292 258,807
Monolithic Power Systems, Inc. ......... 270 115,171
NVIDIA Corp. ..................... 12,393 2,421,220
NXP Semiconductors NV ............. 1,067 196,659
ON Semiconductor Corp.
(a)
............ 1,469 107,898
Qorvo , Inc.
(a)
...................... 2,903 315,440
QUALCOMM, Inc. .................. 2,993 398,697
Silicon Laboratories, Inc.
(a)
............. 1,103 173,072
Teradyne, Inc. ..................... 1,848 187,942
Texas Instruments, Inc. ............... 2,827 500,973
21,245,711
Software — 32.3%
Adobe, Inc.
(a)
...................... 3,895 1,442,474
ANSYS, Inc.
(a)
..................... 2,251 599,576
Appian Corp., Class A
(a)
.............. 2,056 85,046
Autodesk, Inc.
(a)
.................... 1,020 219,463
Bentley Systems, Inc., Class B
(b)
......... 6,669 260,424
Bill.com Holdings, Inc.
(a)
.............. 1,018 117,701
Cadence Design Systems, Inc.
(a)
........ 4,162 760,939
Ceridian HCM Holding, Inc.
(a)
........... 1,720 124,322
Confluent, Inc., Class A
(a)
............. 6,755 156,041
Crowdstrike Holdings, Inc., Class A
(a)
...... 1,629 172,511
Datadog , Inc., Class A
(a)
.............. 2,400 179,544
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(a)
................... 2,026 $ 122,857
Fair Isaac Corp.
(a)
................... 140 93,233
Fortinet, Inc.
(a)
..................... 4,764 249,348
HubSpot , Inc.
(a)
.................... 384 133,252
Intuit, Inc. ........................ 2,661 1,124,725
Microsoft Corp. .................... 70,136 17,380,401
Nutanix , Inc., Class A
(a)
............... 2,503 69,759
Oracle Corp. ...................... 90,740 8,026,860
Palantir Technologies, Inc., Class A
(a)
..... 13,433 104,509
Palo Alto Networks, Inc.
(a)
............. 3,821 606,163
Paycom Software, Inc.
(a)
.............. 683 221,251
Paylocity Holding Corp.
(a)
............. 453 94,355
Qualys , Inc.
(a)
..................... 2,482 286,324
Salesforce, Inc.
(a)
................... 23,201 3,897,072
ServiceNow , Inc.
(a)
.................. 2,317 1,054,536
Splunk , Inc.
(a)
..................... 1,217 116,552
Synopsys, Inc.
(a)
................... 689 243,734
Tyler Technologies, Inc.
(a)
............. 1,729 558,069
VMware, Inc., Class A
(a)
.............. 1,421 174,030
Workday, Inc., Class A
(a)
.............. 1,396 253,276
Zoom Video Communications, Inc., Class A
(a)
2,073 155,475
Zscaler , Inc.
(a)
..................... 629 78,097
39,161,919
Specialty Retail — 0.1%
Best Buy Co., Inc. .................. 1,462 129,709
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. ....................... 15,848 2,286,708
Dell Technologies, Inc., Class C ......... 7,923 321,832
Hewlett Packard Enterprise Co. ......... 22,750 366,958
HP, Inc. ......................... 9,860 287,320
NetApp, Inc. ...................... 2,960 196,041
Pure Storage, Inc., Class A
(a)
........... 3,247 93,968
3,552,827
Total Long-Term Investments — 99.6%
(Cost: $117,429,717) ............................. 120,924,405
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 932,933 933,493
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 489,521 489,521
Total Short-Term Securities — 1.2%
(Cost: $1,422,724) .............................. 1,423,014
Total Investments — 100.8%
(Cost: $118,852,441 ) ............................. 122,347,419
Liabilities in Excess of Other Assets — (0.8)% ............ (911,782)
Net Assets — 100.0% ..............................
$ 121,435,637
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Tech Independence Focused ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,184,151 $ — $ (251,830)
(a)
$ 952 $ 220 $ 933,493 932,933 $ 3,882
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,310,000 — (820,479)
(a)
— — 489,521 489,521 19,350 —
$ 952 220 $ 1,423,014 $ 23,232 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 120,924,405 $ — $ — $ 120,924,405
Short-Term Securities
Money Market Funds ...................................... 1,423,014 — — 1,423,014
$ 122,347,419 $ — $ — $ 122,347,419

Statements of Assets and Liabilities
(unaudited)

January 31, 2023

Financial Statements
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 13,537,061 $ 120,924,405
Investments, at value — affiliated
(c)
........................................................................... 393,556 1,423,014
Cash   .............................................................................................. 7 —
Receivables: – –
Securities lending income — affiliated ....................................................................... 268 1,099
Dividends — unaffiliated ................................................................................ 5,507 35,897
Dividends — affiliated .................................................................................. 233 1,539
Total assets ..........................................................................................
13,936,632 122,385,954
LIABILITIES
Collateral on securities loaned .............................................................................. 324,859 932,483
Payables: – –
Investment advisory fees ................................................................................ 2,005 17,834
Total liabilities .........................................................................................
326,864 950,317
NET ASSETS .........................................................................................
$ 13,609,768 $ 121,435,637
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 14,327,508 $ 121,028,037
Accumulated earnings (loss) ............................................................................... (717,740) 407,600
NET ASSETS .........................................................................................
$ 13,609,768 $ 121,435,637
NET ASSET VALUE
Shares outstanding .....................................................................................
350,000 2,750,000
Net asset value ........................................................................................
$ 38.89 $ 44.16
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 13,534,792 $ 117,429,717
(b)
  Securities loaned, at value ............................................................................... $ 331,347 $ 954,046
(c)
  Investments, at cost — affiliated ........................................................................... $ 393,424 $ 1,422,724

Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
2023
iShares Semi-Annual Report to Shareholders

iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 91,585 $ 576,179
Dividends — affiliated .................................................................................. 1,648 19,350
Securities lending income — affiliated — net .................................................................. 2,292 3,882
Foreign taxes withheld ................................................................................. — (359)
Total investment income ..................................................................................
95,525 599,052
EXPENSES
Investment advisory ................................................................................... 13,028 97,710
Total expenses ........................................................................................
13,028 97,710
Net investment income ...................................................................................
82,497 501,342
REALIZED AND UNREALIZED GAIN (LOSS) $ 107,477 $ (4,764,416)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (1,225,871) $ (10,905,304)
Investments — affiliated .............................................................................. 972 952
In-kind redemptions — unaffiliated
(a)
...................................................................... 498,435 7,738,782
(726,464) (3,165,570)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 833,855 (1,599,065)
Investments — affiliated .............................................................................. 85 220
833,940 (1,598,845)
Net realized and unrealized gain (loss) ........................................................................
107,476 (4,764,415)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 189,973 $ (4,263,073)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares U.S. Consumer Focused ETF
iShares U.S. Tech Independence Focused
ETF
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 82,497 $ 198,091 $ 501,342 $ 576,525
Net realized gain (loss) .................................................... (726,464) 2,862,596 (3,165,570) 8,228,341
Net change in unrealized appreciation (depreciation) ................................ 833,940 (6,108,541) (1,598,845) (31,887,833)
Net increase (decrease) in net assets resulting from operations ...........................
189,973 (3,047,854) (4,263,073) (23,082,967)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(364,475) (192,387) (664,200) (1,164,175)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,892,660) (3,715,086) 10,373,443 9,540,195
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,067,162) (6,955,327) 5,446,170 (14,706,947)
Beginning of period ........................................................
15,676,930 22,632,257 115,989,467 130,696,414
End of period ............................................................
$ 13,609,768 $ 15,676,930 $ 121,435,637 $ 115,989,467
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders

iShares U.S. Consumer Focused ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Period from
03/21/18
(a)
to 07/31/18
Net asset value, beginning of period ................
$ 39.19  $ 45.26  $ 34.23  $ 29.47  $ 26.84  $ 24.95
Net investment income
(b)
........................
0.22  0.38  0.35  0.35  0.39  0.12
Net realized and unrealized gain (loss)
(c)
..............
0.49  (6.07) 11.01  4.90  2.70  1.86
Net increase (decrease) from investment operations ....... 0.71  (5.69) 11.36  5.25  3.09  1.98
Distributions
(d)
– – – – – –
From net investment income .....................
(0.23) (0.38) (0.33) (0.33) (0.41) (0.09)
From net realized gain ..........................
(0.78) —  —  (0.16) (0.05) —
Total distributions .............................. (1.01) (0.38) (0.33) (0.49) (0.46) (0.09)
Net asset value, end of period ..................... $ 38.89  $ 39.19  $ 45.26  $ 34.23  $ 29.47  $ 26.84
Total Return
(e)
1.91% — — — — —
Based on net asset value ......................... 1.91%
(f)
(12.65)% 33.32% 18.11% 11.73% 7.96%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
(h)
Net investment income ...........................
1.14%
(h)
0.88% 0.86% 1.16% 1.42% 1.25%
(h)
Supplemental Data
Net assets, end of period (000) ..................... $ 13,610  $ 15,677  $ 22,632  $ 11,981  $ 5,895  $ 5,369
Portfolio turnover rate
(i)
........................... 12% 7% 4% 10% 11% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Independence Focused ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Period from
03/21/18
(a)
to 07/31/18
Net asset value, beginning of period ................
$ 47.34  $ 56.82  $ 40.70  $ 29.95  $ 26.33  $ 24.89
Net investment income
(b)
........................
0.20  0.23  0.21  0.24  0.23  0.06
Net realized and unrealized gain (loss)
(c)
..............
(3.12) (9.25) 16.12  10.80  3.73  1.43
Net increase (decrease) from investment operations ....... (2.92) (9.02) 16.33  11.04  3.96  1.49
Distributions
(d)
– – – – – –
From net investment income .....................
(0.19) (0.25) (0.21) (0.24) (0.27) (0.05)
From net realized gain ..........................
(0.07) (0.21) —  (0.05) (0.07) —
Total distributions .............................. (0.26) (0.46) (0.21) (0.29) (0.34) (0.05)
Net asset value, end of period ..................... $ 44.16  $ 47.34  $ 56.82  $ 40.70  $ 29.95  $ 26.33
Total Return
(e)
(6.16)% — — — — —
Based on net asset value ......................... (6.16)%
(f)
(16.02)% 40.24% 37.15% 15.27% 6.00%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18% 0.18%
(h)
Net investment income ...........................
0.92%
(h)
0.43% 0.44% 0.72% 0.85% 0.70%
(h)
Supplemental Data
Net assets, end of period (000) ..................... $ 121,436  $ 115,989  $ 130,696  $ 79,355  $ 16,470  $ 5,266
Portfolio turnover rate
(i)
........................... 42% 7% 6% 5% 7% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
iShares Semi- Annual Report To Shareholders

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
U.S. Consumer Focused
(a)
............................................................................................... Non-diversified
U.S. Tech Independence Focused
(b)
........................................................................................ Non-diversified
(a)
Formerly the iShares Evolved U.S. Discretionary Spending ETF.
(b)
Formerly the iShares Evolved U.S. Technology ETF.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi- Annual Report To Shareholders

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
U.S. Consumer Focused
BMO Capital Markets Corp. ............................... $ 6,804 $ (6,704) $ – $ 100
Citadel Clearing LLC .................................... 10,422 (10,398) – 24
Citigroup Global Markets, Inc. .............................. 84,253 (84,203) – 50
HSBC Bank PLC ...................................... 12,022 (12,022) – –
J.P. Morgan Securities LLC ............................... 66,107 (66,107) – –
Morgan Stanley ....................................... 47,253 (42,691) – 4,562
SG Americas Securities LLC .............................. 39,839 (39,839) – –
Toronto-Dominion Bank .................................. 51,194 (49,232) – 1,962
UBS Securities LLC .................................... 13,453 (13,453) – –
$ 331,347 $ (324,649) $ – $ 6,698
U.S. Tech Independence Focused
Morgan Stanley ....................................... $ 198,216 $ (195,198) $ – $ 3,018
RBC Capital Markets LLC ................................ 462,486 (446,274) – 16,212
SG Americas Securities LLC .............................. 199,910 (198,350) – 1,560
UBS Securities LLC .................................... 93,434 (93,434) – –
$ 954,046 $ (933,256) $ – $ 20,790
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
U.S. Consumer Focused ............................................................................................. 0.18%
U.S. Tech Independence Focused ...................................................................................... 0.18

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2023, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 618
U.S. Tech Independence Focused ............................................................................................. 1,118
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Consumer Focused ................................................................. $ 164,907 $ 872,642 $ (605,200)
U.S. Tech Independence Focused .......................................................... 1,618,420 14,786,848 (2,523,078)
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 1,752,641 $ 1,977,147
U.S. Tech Independence Focused .......................................................................... 46,507,028 45,439,449
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ 3,679,417 $ 5,586,676
U.S. Tech Independence Focused .......................................................................... 41,772,336 31,739,200
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 13,928,216 $ 1,060,988 $ (1,058,587) $ 2,401
U.S. Tech Independence Focused ...................................... 118,853,978 8,966,027 (5,472,586) 3,493,441

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi- Annual Report To Shareholders

8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold 100,000 $ 3,714,150 100,000 $ 4,731,128
Shares redeemed (150,000) (5,606,810) (200,000) (8,446,214)
(50,000) $ (1,892,660) (100,000) $ (3,715,086)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
U.S. Tech Independence Focused
Shares sold 1,050,000 $ 42,681,869 550,000 $ 29,635,752
Shares redeemed (750,000) (32,308,426) (400,000) (20,095,557)
300,000 $ 10,373,443 150,000 $ 9,540,195

Statement Regarding Liquidity Risk Management Program
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Consumer Focused ETF and iShares U.S. Tech Independence Focused ETF (the “Funds”
or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
Jan 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Consumer Focused ................. $ 0.228587 $ 0.781872 $ — $ 1.010459 23% 77% —% 100%
U.S. Tech Independence Focused .......... 0.190218 0.066801 — 0.257019 74 26 — 100

General Information
2023
BlackRock Semi-Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's

iS-SAR-715-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 31, 2023